10Q INCOME TAX (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate (as a percent)	16.60%	2.80%	15.30%	23.90%	(116.40%)